Law Department
The Lincoln National Life Insurance Company
One Granite Place
Concord, NH 03301

Ronald R. Bessette
Senior Counsel
Phone: 603-229-6140
Ronald.Bessette@LFG.com

VIA EDGAR

June 15, 2010

Securities and Exchange Commission
100 F Street NE
Washington, D.C.  20549

Re:       Post-Effective Amendment No. 41 to the Registration Statement
on Form N-4 for Lincoln Life Variable Annuity Account N of
The Lincoln National Life Insurance Company (File No. 333-40937)

Commissioners:

On behalf of The Lincoln National Life Insurance Company (the “Company”) and Lincoln Life Variable Annuity Account N (the “Account”), we are transmitting for filing under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) Post-Effective Amendment No. 41 to the Account’s Registration Statement on Form N-4 under the 1933 Act and Amendment No. 236 to the Registration Statement under the Investment Company Act of 1940 (the “Amendment”).

The Amendment is intended to be a “template” for other filings by the Company.  Accordingly, the Company will submit a supplemental request, under separate cover, pursuant to Rule 485(b)(1)(vii) under the 1933 Act, that the Commission permit the filing under paragraph (b) of Rule 485 of one or more post-effective amendments incorporating changes to the prospectus for other variable annuity contracts issued through the Account and certain other separate accounts of the Company. This filing replaces Post-Effective Amendment No. 36 (filed on December 10, 2009; withdrawn on April 29, 2010). Any questions or comments regarding this filing should be directed to my attention at (603) 229-6140.

Sincerely,

Ronald R. Bessette
Senior Counsel